SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Information
Mainland China	$ 3,159	¥ 21,790	¥ 22,905
Hong Kong	147	1,012	360
Total	$ 3,306	¥ 22,802	¥ 23,265